Share Capital and Per Share Amounts - Schedule of Basic and Diluted Net Income (Loss) Per Share (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Basic and Diluted Net Income (Loss) Per Share [Abstract]
Weighted average shares outstanding - basic	72,393	69,175
Dilutive effect of share units	83	2,440
Weighted average shares outstanding - diluted	72,476	71,615
Basic $ per share (in Dollars per share)	$ 0.66	$ 1.76
Diluted $ per share (in Dollars per share)	$ 0.66	$ 1.7